Equity-method investees - Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Joint Ventures [Line Items]
Lease liabilities current	€ (9,480)	€ (10,350)
Lease liabilities non-current	(39,963)	(47,400)
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Joint Ventures [Line Items]
Cash and cash equivalents	25,461	33,230
Lease liabilities current	(1,611)	(2,885)
Lease liabilities non-current	(1,202)	(767)
Total, net of cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current	€ 22,648	€ 29,578